CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options outstanding [Table Text Block]
Number of Options	Exercise Price	Expiry Date

30,000	CDN$0.50	March 1, 2021
100,000	CDN$0.225	March 1, 2021
125,000	CDN$0.65	July 25, 2021
120,000	CDN$0.59	May 31, 2022
125,000	CDN$0.27	July 1, 2022
382,000	CDN$0.15	December 31, 2022
54,000	CDN$0.60	June 1, 2025
250,000	CDN$0.20	October 8, 2025
360,000	CDN$1.23	October 23, 2025
400,000	CDN$0.40	May 5, 2026
690,000	CDN$0.30	July 1, 2026

Share-based payment arrangement, option, activity [Table Text Block]

	December 31, 2020		December 31, 2019		December 31, 2018
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	2,615,000	$0.23	2,615,000	$0.23	2,615,000	$0.23
Granted	534,000	0.80	—	—	—	—
Exercised	(346,500)	0.21	—	—	—	—
Cancelled/Expired	(166,500)	0.31	—	—	—	—
Outstanding, end of year	2,636,000	$0.35	2,615,000	$0.23	2,615,000	$0.23

Exercisable, end of year	2,636,000	$0.35	2,615,500	$0.23	2,615,500	$0.23

Schedule of share-based compensation, stock options black-scholes valuation assumptions [Table Text Block]
	2020	2019	2018

Risk-free interest rate	1.75%	1.75%	1.75%
Expected life	3.0 years	1.8 to 2.6 years	1.8 to 2.6 years
Annualized volatility	70%	73%	73%
Dividend rate	—	—	—

Schedule of stockholders' equity note, warrants or rights, activity [Table Text Block]
	2020		2019		2018

Balance, beginning of period	1,250,000	CAD$ 0.50	1,250,000	CAD$0.50	1,250,000	CAD$0.50
Issued	—		—		—	—
Exercised	(885,000)		—		—
Expired	(365,000)		—		—
Balance, end of period	—	—	1,250,000	CAD$0.50	1,250,000	CAD$0.50